CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 773,795	$ 58,711
Accounts receivable, net	182,214	124,553
Note receivable – related party	77,202
Prepaid expenses and other current assets	76,493	46,734
Inventory	7,981	15,518
Total current assets	1,117,685	245,516
Property and equipment, net	1,714,803	1,725,268
Intangible assets, net	25,383	1,524,927
Goodwill		187,000
Total Assets	2,857,871	3,682,711
Current Liabilities
Accounts payable and accrued expenses	363,618	293,532
Interest payable	9,806	84,720
Infinity Note – related party		800,000
Notes payable (net of discount), current portion		986,475
Deferred rental revenue and customer deposits	46,155	33,146
Accrued stock payable		1,532,420
Warrant derivative liability	23,120,000
Total current liabilities	23,539,579	3,730,293
Notes payable (net of discount), less current portion	815,250	151,397
Infinity Note – related party	1,370,126
Tenant deposits	8,854	9,204
Total Liabilities	25,733,809	3,890,894
Commitments and Contingencies
Stockholders’ Equity (Deficit)
Preferred stock, no par value; 5,000,000 share authorized; no shares issued and outstanding at December 31, 2016 and 2015
Common Stock, $0.001 par value; 100,000,000 shares authorized; 17,128,778 shares and 14,915,421 shares issued and outstanding on December 31, 2016 and 2015, respectively	17,129	14,915
Additional paid-in capital	26,333,988	16,204,280
Accumulated deficit	(49,227,055)	(16,427,378)
Total Stockholders’ Equity (Deficit)	(22,875,938)	(208,183)
Total Liabilities & Stockholders’ Equity (Deficit)	$ 2,857,871	$ 3,682,711